Consultancy and Professional Fees	12 Months Ended
Dec. 31, 2025
Consultancy and Professional Fees [Abstract]
CONSULTANCY AND PROFESSIONAL FEES
12	CONSULTANCY AND PROFESSIONAL FEES

	2025	2024	2023
	USD	USD	USD

Audit fees	545,000	457,000	432,500
Legal fees	467,903	410,274	572,079
Consultancy fees	362,748	348,298	721,096
	1,375,651	1,215,572	1,725,675